Property, Plant and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	Useful life	March 31, 2019	March 31, 2018

Machinery	10 years	658,043	674,409
Electric equipment	3~5 years	138,338	142,328
Office equipment	5 years	78,917	55,636
Vehicles	4 years	122,969	23,807
Leasehold improvement	3~10 years	906,060	565,879
Less: accumulated depreciation		(745,429)	(599,606)
		$1,158,898	$862,453